Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2024, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. (“So-Young China”)	the PRC, 2018	100%	Management consulting services
Wuhan Zeqi Technology Co., Ltd. (“Wuhan Zeqi”)	the PRC, 2021	100%	Investment holding
Wuhan Miracle Laser Systems, Inc. (“Wuhan Miracle”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Wuhan Haoweilai Technology Co., Ltd. (“Wuhan Haoweilai”)	the PRC, 2021	87.60%	Production, sales and agency of equipment
Shanghai Jiading Tonghua Micro Finance Co., Ltd. (“Tonghua Micro Finance”)	the PRC, 2021	100%	Micro finance services
Shanxi Tianfu Technology Co., Ltd. (“Shanxi Tianfu”)	the PRC, 2023	85.41%	Production, sales and agency of equipment
Shenzhen Miracle Interconnection Technology Co., Ltd. (“Shenzhen Miracle”)	the PRC, 2023	87.60%	Development of equipment
So-Young Medical HongKong Limited (“So-Young Medical”)	Hong Kong, 2023	100%	Investment holding

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. (“Chiyan Beijing”)	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing Qingyang Cosmetic Service Co., Ltd. (Previously known as Beijing So-Young Qingyang Medical Instrument Co., Ltd.)	the PRC, 2017	100%	Cosmetic services
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Beijing Qingyang Medical Aesthetic Clinic Co., Ltd.	the PRC, 2020	100%	Medical aesthetic services
Chengdu So-Young Internet Hospital Co., Ltd.	the PRC, 2020	100%	Online medical treatment and consultation services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Chengdu Yiyang Enterprise Management Co., Ltd. (Previsous known as Chengdu Wuhou Yililanhu Medical Aesthetic Clinic Co., Ltd.)	the PRC, 2021	100%	Medical aesthetic services
Hainan Yixian Daka Technology Co., Ltd. (“Yixian Daka”)	the PRC, 2021	100%	Technology advisory services
Hainan So-Young Medical Technology Co., Ltd	the PRC, 2021	100%	Sales and agency of equipment
Shanghai Biyuhua Internet Technology Co., Ltd.	the PRC, 2021	100%	Internet information and technology advisory services
Beijing Qingyang Technology Co., Ltd.	the PRC, 2022	100%	Sales of cosmetics

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	144,035	136,846
Restricted cash and term deposits	14,630	23,174
Trade receivables	39,587	54,822
Inventories	15,999	43,198
Receivables from online payment platforms	18,153	21,200
Amounts due from Group companies	137,937	162,198
Amounts due from related parties	9,127	1,133
Term deposits and short-term investments	16,153	—
Prepayment and other current assets	46,289	71,201
Total current assets	441,910	513,772

Non-current assets:
Investment in subsidiaries	34,691	35,081
Long-term investments	164,456	143,853
Intangible assets	28,023	27,320
Goodwill	684	684
Property and equipment, net	29,082	74,264
Deferred tax assets	23,717	27,167
Operating lease right-of-use assets	59,458	119,643
Other non-current assets	49,950	61,209
Total non-current assets	390,061	489,221
Total assets	831,971	1,002,993

Liabilities
Current liabilities:
Taxes payable	42,955	48,092
Contract liabilities	78,131	54,429
Salary and welfare payables	34,099	49,757
Amounts due to Group companies	310,394	523,403
Amounts due to related parties	87	412
Accrued expenses and other current liabilities	203,771	230,940
Operating lease liabilities-current	17,218	31,873
Total current liabilities	686,655	938,906

Non-current liabilities:
Operating lease liabilities-non current	41,254	92,217
Deferred tax liabilities	5,697	6,367
Total non-current liabilities	46,951	98,584
Total liabilities	733,606	1,037,490

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Third-party revenues	992,705	1,203,754	1,173,828
Inter-company revenues	12,203	19,466	27,907
Total revenues	1,004,908	1,223,220	1,201,735
Third-party costs	(236,094)	(388,143)	(413,523)
Inter-company costs	(253,929)	(280,781)	(312,935)
Total costs	(490,023)	(668,924)	(726,458)
Total operating expenses	(533,684)	(552,945)	(578,746)
(Loss)/Income from non-operations	(7,288)	931	(33,536)
(Loss)/Income before tax	(26,087)	2,282	(137,005)
Income tax benefits/ (expenses)	1,969	7,514	(1,246)
Net (loss)/income	(24,118)	9,796	(138,251)
Net loss attributable to non-controlling interests	2,328	3	75
Net (loss)/income attributable to So-Young International Inc.	(21,790)	9,799	(138,176)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Net cash used in Group companies	(302,028)	(239,088)	(206,009)
Other operating activities	278,354	267,865	206,519
Net cash (used in)/provided by operating activities	(23,674)	28,777	510
Purchase of short-term investments	(40,500)	(31,000)	—
Proceeds from maturities of short-term investments	36,000	15,000	16,000
Loans to Group companies	(37,000)	(57,680)	—
Repayments from Group companies	—	73,982	—
Other investing activities	(33,444)	(61,681)	(67,980)
Net cash used in investing activities	(74,944)	(61,379)	(51,980)
Borrowings under loan from Group companies	63,548	17,012	82,527
Repayments to borrowings under loan from Group companies	(56,252)	(10,589)	(29,778)
Other financing activities	661	—	—
Net cash provided by financing activities	7,957	6,423	52,749
Net (decrease)/increase in cash, cash equivalents and restricted cash	(90,661)	(26,179)	1,279